Benefit Plans - Net Periodic Benefit Expense (Income) of Pension and Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4	$ 6
Interest cost	61	101
Amortization of prior year service cost	(277)	(277)
Amortization of net actuarial loss	26	29
Net periodic benefit expense (income)	(186)	(141)
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4,581	4,932
Interest cost	17,969	17,830
Expected return on plan assets	(24,036)	(24,692)
Amortization of prior year service cost	(844)	(834)
Amortization of net actuarial loss	6,113	2,334
Other adjustment: curtailment	(1,339)	34
Net periodic benefit expense (income)	$ 2,444	$ (396)